May 3, 2006

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               Gabelli Capital Series Funds, Inc. (the "Fund")
                  FILE NOS. 33-61254/811-7644
                  ---------------------------
Dear Sir or Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 14 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2006 (Accession No. 0000935069-06-001209).

         Any questions with respect to this filing should be directed to my attention at (617) 338-4352.

Very truly yours,


/s/ HEATHER MELITO-DEZAN
Heather Melito-Dezan
Senior Regulatory Administrator
Regulatory Administration Department
PFPC Inc.
99 High Street, 27th Floor
Boston, MA  02110


cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         D. O'Donnell - Willkie, Farr & Gallagher LLP
         J. DelPrete
         L. Dowd